Summary of Reorganization Items, Net (Detail) - BRL (R$) R$ in Thousands		6 Months Ended				12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Reorganization Items [Abstract]
Adjustment to present value-loans and financing	[1]	R$ 9,096,363
Anatel provision for contigencies						R$ (1,568,798)		R$ (6,604,718)
Adjustment to present value-Anatel (AGU) and other payables	[2]	5,704,607
Other provision for contingencies	[3]					(736,301)		(1,851,698)
Gains of restructuring	[4]	1,826,678
Inflation adjustment of provision for contingencies						(410,157)		(498,200)
Prepetition contingencies	[3]	(103,688)		R$ (226,105)
Prepetition inflation adjustment		(123,832)		(341,661)
Income from short-term investments		174,283		414,818		713,276		201,533
Professional fees		(265,339)	[5]	(122,477)	[5]	(369,938)	[6]	(252,915)	[6]
Total reorganization items, net		R$ 16,309,072		R$ (275,425)		R$ (2,371,918)		R$ (9,005,998)

[1]	Refers to the present value of third-party borrowings and financing arising from the impacts of the ratification of the Plan at the initial recognition date, calculated taking into consideration the contractual flows provided for in the JRP, discounted using rates that range from 12.6% per year to 16.4% per year, depending on the maturities and currency of each instrument.
[2]	Refers to the present value of ANATEL (AGU) which are considered as liquid for payment and other payables arising from the impacts of the ratification of the Plan at the initial recognition date.
[3]	These amounts are the result of the adjustment to record contingent liabilities to their allowed claim amount which is difference than their carrying amount prior to the RJ proceedings.
[4]	Refers basically to the positive impact of the novation of the debt calculated pursuant to the JRP.
[5]	Refers to professional advisors fees who are assisting with the bankruptcy process.
[6]	During the year ended December 31, 2017, and 2016 the Company incurred in R$369 million and R$253 million related to professional advisors who are assisting with the bankruptcy process, respectively.